Offerings - Offering: 1	Feb. 19, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	1,824,550
Proposed Maximum Offering Price per Unit	117.19
Maximum Aggregate Offering Price	$ 213,819,014.5
Fee Rate	0.01531%
Amount of Registration Fee	$ 32,735.7
Offering Note
(1)
 In accordance with Rule 416(a) under the Securities Act of 1933, as amended (“
Securities Act
”), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued under the Registrant’s Amended and Restated 2020 Incentive Award Plan (the “
Plan
”) to prevent dilution resulting from stock splits, stock dividends or similar transactions. In addition, pursuant to Rule 416(c) under the Securities Act, this registration statement also covers an indeterminate amount of interests to be offered or sold pursuant to the Plan.

(2)
 Consists of 1,824,550 shares of the Registrant’s Class A common stock, par value $0.0001 per share (the “
Shares
”) that may become issuable under the Plan pursuant to an automatic annual increase on the first day of the calendar year equal to 2.0% of the Shares outstanding (on an as-converted
basis, taking into account any and all securities convertible into, or exercisable, exchangeable or redeemable for, Shares of common stock (including LLC Interests of Shift4 Payments, LLC)) on the last day of the immediately preceding fiscal year.

(3)
 Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act of 1933, as amended, and based upon the average of the high and low prices of the Class A common stock as reported on The New York Stock Exchange on February 12, 2025.

(4)	The Registrant does not have any fee offsets.